Supplement to the
Fidelity®
Equity-Income II Fund
January 29, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Scott Offen (portfolio manager) has managed the fund since October 2011.

The following information replaces the biographical information found in the "Fund Management" section on page 22.

Scott Offen is portfolio manager of the fund, which he has managed since October 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1985, Mr. Offen has worked as a research analyst and portfolio manager.

EII-11-01  November 4, 2011
1.734046.118

Supplement to the
Fidelity®
Equity-Income II Fund
Class K
January 29, 2011
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Scott Offen (portfolio manager) has managed the fund since October 2011.

The following information replaces the biographical information found in the "Fund Management" section on page 18.

Scott Offen is portfolio manager of the fund, which he has managed since October 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1985, Mr. Offen has worked as a research analyst and portfolio manager.

EII-K-11-01  November 4, 2011
1.891275.103